Basis of preparation	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Basis of preparation
2	Basis of preparation
The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). The Group has prepared the financial statements on the basis that it will continue to operate as a going concern. The Directors consider that there are no material uncertainties that may cast doubt significant doubt over this assumption. There is a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future, and not less than 12 months from the end of the reporting period.
These consolidated financial statements have been prepared in accordance with the accounting policies, set out below and were consistently applied to all periods presented unless otherwise stated. Refer note 4.2.1 for new and amended standards and interpretations adopted by the Group.
The consolidated financial statements have been prepared on a historical cost basis, except for the following assets and liabilities which have been measured at fair value:

•	Financial assets and liabilities measured at fair value (refer accounting policy regarding financial instruments)

•	Share based payments

•	Assets held for sale
The consolidated financial statements are presented in Indian Rupees (INR) and all values are rounded to the nearest million, except when otherwise indicated. Absolute amounts less than INR 500,000 are appearing in financial statements as “0” due to presentation in millions.